INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
INVENTORY	NOTE 3. - INVENTORY Inventory consisted of the following at December 31:
	2012	2011

Finished Goods	$270,776	$421,965
Work in process	101,694	73,669
Raw Materials	445,215	287,808

	$817,685	$783,442